Note 1 - Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
	Year ended December 31,
Charterer	2018	2019	2020
A/S Klaveness Chartering	32%	35%	23%
Quadra Commodities S.A.	-	16%	19%
Guardian Navigation GMax LLC pool	-	15%	14%
Ultrabulk A/S	-	-	13%
Amaggi Europe B.V.	11%	-	-